Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (as defined by SEC rules) and certain financial performance of the Company. The Management Planning and Development Committee did not consider the pay versus performance disclosure when making its incentive compensation decisions. For further information about how we align executive compensation with the company’s performance, see “Compensation Discussion and Analysis” on page 36 above. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by NEOs, including with respect to SARs, RSUs and PSUs. See the “2025 Option Exercises and Stock Vested” table on page 64 for more information.

The following table sets forth additional compensation information of our Chief Executive Officer (CEO) and our non-CEO NEOs along with total shareholder return, net income, and Core Operating Profit Growth performance results for 2021, 2022, 2023, 2024 and 2025.

							Average			Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for CEO ($) - Gibbs	Compensation Actually Paid to CEO ($)(2)(3) - Gibbs		Summary Compensation Table Total for CEO ($) Turner	Compensation Actually Paid to CEO ($)(2)(3) - Turner		Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs($)(2)(3)		Total Shareholder Return ($)(9)	Peer Group Total Shareholder Return ($)(9)	Net Income in Millions ($)	Core Operating Profit Growth(10)
2025	20,861,526	24,292,446	(4)	9,130,462	9,565,326	(4)	8,579,502	8,986,821	(4)	153	154	1,559	7%
2024	24,706,462	10,763,339	(5)	N/A	N/A		5,324,145	4,140,120	(5)	133	145	1,486	8%
2023	21,238,955	19,362,404	(6)	N/A	N/A		5,606,206	5,685,564	(6)	127	112	1,597	12%
2022	16,671,654	16,099,314	(7)	N/A	N/A		4,984,077	4,629,758	(7)	122	78	1,325	5%
2021	27,578,659	45,011,805	(8)	N/A	N/A		8,305,919	13,880,647	(8)	130	124	1,575	18%

(1) The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2025	David Gibbs and Chris Turner	Ranjith Roy, Sean Tresvant, Tracy Skeans, Aaron Powell
2024	David Gibbs	Chris Turner, Sabir Sami, Tracy Skeans, Sean Tresvant, Scott Catlett
2023	David Gibbs	Chris Turner, Tracy Skeans, Sabir Sami, Aaron Powell
2022	David Gibbs	Chris Turner, Tracy Skeans, Mark King, Aaron Powell
2021	David Gibbs	Chris Turner, Tracy Skeans, Mark King, Tony Lowings

(2) Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for RSU awards, closing price of YUM common stock on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for PSU awards, the same valuation methodology as RSU awards above except year-end and vesting date values are multiplied by the probability of achievement or actual results, as applicable, as of each such date and, for PSU awards with market-based conditions, the probability is determined based on the outcome of a Monte Carlo simulation and (3) for SARs, the fair value calculated by a Black-Scholes option-pricing model as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing YUM or YUM China common stock price on the applicable revaluation date as the current market price as of the revaluation date, and in all cases based on expected term, as determined using the simplified method, volatility, dividend rates and risk free rates determined as of the revaluation date. The simplified method was used to determine expected term as of the revaluation date as we do not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term for awards with remaining contractual terms of less than 10 years.

(3) For the portion of “Compensation Actually Paid” that is based on year-end stock prices, the following prices were used: for 2025: $151.28 (a 13% increase from prior year); for 2024: $134.16 (a 3% increase from prior year); for 2023: $130.66 (a 2% increase from prior year); for 2022: $128.08 (an 8% reduction from prior year), for 2021: $138.86 (a 28% increase from prior year), and for 2020: $108.56 (an 8% increase from prior year).

(4) 2025 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($) - Gibbs	CEO ($) - Turner	Average of Non-CEO NEOs ($)
Total Reported in 2025 Summary Compensation Table (SCT)	20,861,526	9,130,462	8,579,502
Less, Value of Stock & Option Awards Reported in SCT	16,209,238	6,051,795	6,298,089
Less, Change in Pension Value in SCT	—	—	82,687
Plus, Pension Service Cost and impact of Pension Plan Amendments	606,280	—	90,763
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	14,715,474	5,451,440	6,102,213
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	2,320,522	567,024	363,035
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	1,997,882	468,195	232,084
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—	—
Total Adjustments	3,430,920	434,864	407,319
“Compensation Actually Paid” for Fiscal Year 2025	24,292,446	9,565,326	8,986,821

(5) 2024 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2024 Summary Compensation Table (SCT)	24,706,462	5,324,145
Less, Value of Stock & Option Awards Reported in SCT	12,492,167	2,644,292
Less, Change in Pension Value in SCT	8,869,045	237,218
Plus, Pension Service Cost and impact of Pension Plan Amendments	593,949	49,134
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,145,269	2,359,184
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,776,592)	(301,769)
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(2,544,537)	(409,064)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	(13,943,123)	(1,184,025)
“Compensation Actually Paid” for Fiscal Year 2024	10,763,339	4,140,120

(6) 2023 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	21,238,955	5,606,206
Less, Value of Stock & Option Awards Reported in SCT	11,971,618	2,602,626
Less, Change in Pension Value in SCT	2,999,005	93,896
Plus, Pension Service Cost and impact of Pension Plan Amendments	602,421	57,783
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	12,975,399	2,820,850
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,934,143	369,155
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(2,417,891)	(471,908)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	(1,876,551)	79,358
“Compensation Actually Paid” for Fiscal Year 2023	19,362,404	5,685,564

(7) 2022 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	16,671,654	4,984,077
Less, Value of Stock & Option Awards Reported in SCT	11,763,389	2,342,510
Less, Change in Pension Value in SCT	367,990	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	623,605	82,464
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	13,486,323	2,685,599
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(730,276)	(185,202)
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(1,820,613)	(594,670)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	(572,340)	(354,319)
“Compensation Actually Paid” for Fiscal Year 2022	16,099,314	4,629,758

(8) 2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	27,578,659	8,305,919
Less, Value of Stock & Option Awards Reported in SCT	15,936,623	4,449,129
Less, Change in Pension Value in SCT	4,789,314	203,750
Plus, Pension Service Cost and impact of Pension Plan Amendments	1,597,763	73,389
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	28,021,727	7,768,744
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	7,360,149	2,090,847
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	1,179,444	294,627
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	17,433,146	5,574,728
“Compensation Actually Paid” for Fiscal Year 2021	45,011,805	13,880,647

(9) Company and Peer Group TSR reflects the Company’s peer group (S&P 500 Consumer Discretionary Index) as reflected in our Annual Report on the Form 10-K for the fiscal year ended December 31, 2025. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2020.

(10) Core Operating Profit is a non-GAAP measure. Core Operating Profit is determined by excluding from Operating Profit both Special Items, which the Company does not believe are indicative of our ongoing operations due to their size and/or nature, and the impacts of foreign currency translation. Special Items include, among other items, gain or loss associated with market-wide refranchisings, operating profit or loss associated with the decision to cease operations in Russia, and certain charges associated with resource optimization. See pages 32-33 and 36-37 in Item 7 of YUM’s Form 10-K for the fiscal year ended on December 31, 2025 for a discussion of Core Operating Profit in 2025. Core Operating Profit Growth shown above excludes the impact of lapping the 53rd week in 2024 and for 2020 based on a 53rd week in 2019.

Company Selected Measure Name	Core Operating Profit
Named Executive Officers, Footnote

(1) The CEO and NEOs included in the above compensation columns reflect the following:

Year	CEO	NEOs
2025	David Gibbs and Chris Turner	Ranjith Roy, Sean Tresvant, Tracy Skeans, Aaron Powell
2024	David Gibbs	Chris Turner, Sabir Sami, Tracy Skeans, Sean Tresvant, Scott Catlett
2023	David Gibbs	Chris Turner, Tracy Skeans, Sabir Sami, Aaron Powell
2022	David Gibbs	Chris Turner, Tracy Skeans, Mark King, Aaron Powell
2021	David Gibbs	Chris Turner, Tracy Skeans, Mark King, Tony Lowings

Peer Group Issuers, Footnote	Company and Peer Group TSR reflects the Company’s peer group (S&P 500 Consumer Discretionary Index) as reflected in our Annual Report on the Form 10-K for the fiscal year ended December 31, 2025. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2020.
PEO Total Compensation Amount		$ 24,706,462	$ 21,238,955	$ 16,671,654	$ 27,578,659
PEO Actually Paid Compensation Amount		10,763,339	19,362,404	16,099,314	45,011,805
Adjustment To PEO Compensation, Footnote

(4) 2025 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($) - Gibbs	CEO ($) - Turner	Average of Non-CEO NEOs ($)
Total Reported in 2025 Summary Compensation Table (SCT)	20,861,526	9,130,462	8,579,502
Less, Value of Stock & Option Awards Reported in SCT	16,209,238	6,051,795	6,298,089
Less, Change in Pension Value in SCT	—	—	82,687
Plus, Pension Service Cost and impact of Pension Plan Amendments	606,280	—	90,763
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	14,715,474	5,451,440	6,102,213
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	2,320,522	567,024	363,035
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	1,997,882	468,195	232,084
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—	—
Total Adjustments	3,430,920	434,864	407,319
“Compensation Actually Paid” for Fiscal Year 2025	24,292,446	9,565,326	8,986,821

(5) 2024 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2024 Summary Compensation Table (SCT)	24,706,462	5,324,145
Less, Value of Stock & Option Awards Reported in SCT	12,492,167	2,644,292
Less, Change in Pension Value in SCT	8,869,045	237,218
Plus, Pension Service Cost and impact of Pension Plan Amendments	593,949	49,134
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,145,269	2,359,184
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,776,592)	(301,769)
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(2,544,537)	(409,064)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	(13,943,123)	(1,184,025)
“Compensation Actually Paid” for Fiscal Year 2024	10,763,339	4,140,120

(6) 2023 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	21,238,955	5,606,206
Less, Value of Stock & Option Awards Reported in SCT	11,971,618	2,602,626
Less, Change in Pension Value in SCT	2,999,005	93,896
Plus, Pension Service Cost and impact of Pension Plan Amendments	602,421	57,783
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	12,975,399	2,820,850
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,934,143	369,155
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(2,417,891)	(471,908)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	(1,876,551)	79,358
“Compensation Actually Paid” for Fiscal Year 2023	19,362,404	5,685,564

(7) 2022 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	16,671,654	4,984,077
Less, Value of Stock & Option Awards Reported in SCT	11,763,389	2,342,510
Less, Change in Pension Value in SCT	367,990	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	623,605	82,464
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	13,486,323	2,685,599
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(730,276)	(185,202)
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(1,820,613)	(594,670)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	(572,340)	(354,319)
“Compensation Actually Paid” for Fiscal Year 2022	16,099,314	4,629,758

(8) 2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	27,578,659	8,305,919
Less, Value of Stock & Option Awards Reported in SCT	15,936,623	4,449,129
Less, Change in Pension Value in SCT	4,789,314	203,750
Plus, Pension Service Cost and impact of Pension Plan Amendments	1,597,763	73,389
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	28,021,727	7,768,744
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	7,360,149	2,090,847
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	1,179,444	294,627
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	17,433,146	5,574,728
“Compensation Actually Paid” for Fiscal Year 2021	45,011,805	13,880,647

Non-PEO NEO Average Total Compensation Amount	$ 8,579,502	5,324,145	5,606,206	4,984,077	8,305,919
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,986,821	4,140,120	5,685,564	4,629,758	13,880,647
Adjustment to Non-PEO NEO Compensation Footnote

(4) 2025 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($) - Gibbs	CEO ($) - Turner	Average of Non-CEO NEOs ($)
Total Reported in 2025 Summary Compensation Table (SCT)	20,861,526	9,130,462	8,579,502
Less, Value of Stock & Option Awards Reported in SCT	16,209,238	6,051,795	6,298,089
Less, Change in Pension Value in SCT	—	—	82,687
Plus, Pension Service Cost and impact of Pension Plan Amendments	606,280	—	90,763
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	14,715,474	5,451,440	6,102,213
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	2,320,522	567,024	363,035
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	1,997,882	468,195	232,084
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—	—
Total Adjustments	3,430,920	434,864	407,319
“Compensation Actually Paid” for Fiscal Year 2025	24,292,446	9,565,326	8,986,821

(5) 2024 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2024 Summary Compensation Table (SCT)	24,706,462	5,324,145
Less, Value of Stock & Option Awards Reported in SCT	12,492,167	2,644,292
Less, Change in Pension Value in SCT	8,869,045	237,218
Plus, Pension Service Cost and impact of Pension Plan Amendments	593,949	49,134
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	11,145,269	2,359,184
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(1,776,592)	(301,769)
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(2,544,537)	(409,064)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	(13,943,123)	(1,184,025)
“Compensation Actually Paid” for Fiscal Year 2024	10,763,339	4,140,120

(6) 2023 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflect the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2023 Summary Compensation Table (SCT)	21,238,955	5,606,206
Less, Value of Stock & Option Awards Reported in SCT	11,971,618	2,602,626
Less, Change in Pension Value in SCT	2,999,005	93,896
Plus, Pension Service Cost and impact of Pension Plan Amendments	602,421	57,783
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	12,975,399	2,820,850
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,934,143	369,155
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(2,417,891)	(471,908)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	(1,876,551)	79,358
“Compensation Actually Paid” for Fiscal Year 2023	19,362,404	5,685,564

(7) 2022 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2022 Summary Compensation Table (SCT)	16,671,654	4,984,077
Less, Value of Stock & Option Awards Reported in SCT	11,763,389	2,342,510
Less, Change in Pension Value in SCT	367,990	—
Plus, Pension Service Cost and impact of Pension Plan Amendments	623,605	82,464
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	13,486,323	2,685,599
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(730,276)	(185,202)
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	(1,820,613)	(594,670)
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	(572,340)	(354,319)
“Compensation Actually Paid” for Fiscal Year 2022	16,099,314	4,629,758

(8) 2021 “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the Non-CEO NEOs reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

	CEO ($)	Average of Non-CEO NEOs ($)
Total Reported in 2021 Summary Compensation Table (SCT)	27,578,659	8,305,919
Less, Value of Stock & Option Awards Reported in SCT	15,936,623	4,449,129
Less, Change in Pension Value in SCT	4,789,314	203,750
Plus, Pension Service Cost and impact of Pension Plan Amendments	1,597,763	73,389
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	28,021,727	7,768,744
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	7,360,149	2,090,847
Plus, Fair Value of Awards Granted this Year and that Vested this Year	—	—
Plus, Change in Fair Value (from Prior Year-End) of Prior Year awards that Vested this year	1,179,444	294,627
Less, Prior Year Fair Value of Prior Year awards that failed to vest this year	—	—
Total Adjustments	17,433,146	5,574,728
“Compensation Actually Paid” for Fiscal Year 2021	45,011,805	13,880,647

Tabular List, Table

Pay versus Performance Tabular List

The table below lists our most important financial performance measures used to link “Compensation Actually Paid” for our CEOs and NEOs to company performance, over the year ending December 31, 2025. These measures are used to determine the annual bonus and PSU payouts for each of the CEOs and the other NEOs. Core Operating Profit Growth, Same Store Sales Growth and Net New Unit Growth are key metrics under our annual bonus plan, while Core Operating Profit Growth and System Sales Growth are the primary metrics under our annual PSU plan. For more information on our annual bonus and PSUs, see the Compensation Discussion and Analysis, beginning on page 36 of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.

Most Important Financial Performance Measures
Core Operating Profit Growth
System Sales Growth
Net New Unit Growth
Same Store Sales Growth
Total Shareholder Return

Total Shareholder Return Amount	$ 153	133	127	122	130
Peer Group Total Shareholder Return Amount	154	145	112	78	124
Net Income (Loss)	$ 1,559,000,000	$ 1,486,000,000	$ 1,597,000,000	$ 1,325,000,000	$ 1,575,000,000
Company Selected Measure Amount	0.07	0.08	0.12	0.05	0.18
Measure:: 1
Pay vs Performance Disclosure
Name	Core Operating Profit Growth
Non-GAAP Measure Description	Core Operating Profit is a non-GAAP measure. Core Operating Profit is determined by excluding from Operating Profit both Special Items, which the Company does not believe are indicative of our ongoing operations due to their size and/or nature, and the impacts of foreign currency translation. Special Items include, among other items, gain or loss associated with market-wide refranchisings, operating profit or loss associated with the decision to cease operations in Russia, and certain charges associated with resource optimization. See pages 32-33 and 36-37 in Item 7 of YUM’s Form 10-K for the fiscal year ended on December 31, 2025 for a discussion of Core Operating Profit in 2025. Core Operating Profit Growth shown above excludes the impact of lapping the 53rd week in 2024 and for 2020 based on a 53rd week in 2019.
Measure:: 2
Pay vs Performance Disclosure
Name	System Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Net New Unit Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Same Store Sales Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
David Gibbs
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 20,861,526
PEO Actually Paid Compensation Amount	$ 24,292,446
PEO Name	David Gibbs
Chris Turner
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,130,462
PEO Actually Paid Compensation Amount	$ 9,565,326
PEO Name	Chris Turner
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (13,943,123)	$ (1,876,551)	$ (572,340)	$ 17,433,146
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,869,045)	(2,999,005)	(367,990)	(4,789,314)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		593,949	602,421	623,605	1,597,763
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,492,167)	(11,971,618)	(11,763,389)	(15,936,623)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		11,145,269	12,975,399	13,486,323	28,021,727
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,776,592)	1,934,143	(730,276)	7,360,149
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,544,537)	(2,417,891)	(1,820,613)	1,179,444
PEO | David Gibbs
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,430,920
PEO | David Gibbs | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	606,280
PEO | David Gibbs | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,209,238)
PEO | David Gibbs | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,715,474
PEO | David Gibbs | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,320,522
PEO | David Gibbs | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,997,882
PEO | Chris Turner
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	434,864
PEO | Chris Turner | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,051,795)
PEO | Chris Turner | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,451,440
PEO | Chris Turner | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	567,024
PEO | Chris Turner | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	468,195
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,319	(1,184,025)	79,358	(354,319)	5,574,728
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,687)	(237,218)	(93,896)		(203,750)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,763	49,134	57,783	82,464	73,389
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,298,089)	(2,644,292)	(2,602,626)	(2,342,510)	(4,449,129)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,102,213	2,359,184	2,820,850	2,685,599	7,768,744
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	363,035	(301,769)	369,155	(185,202)	2,090,847
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 232,084	$ (409,064)	$ (471,908)	$ (594,670)	$ 294,627